Investment in joint venture	12 Months Ended
Dec. 31, 2023
Investment In Joint Venture [Abstract]
Investment in joint venture [Text Block]

10.  Investment in joint venture

The Company is party to an arrangement under which the Company and a subsidiary of Gold Fields each own a 45% equity interest in Asanko Gold Ghana Ltd. ("AGGL"), which owns the AGM. The Government of Ghana retains a 10% free‐carried interest in AGGL. The Company and Gold Fields also each own a 50% interest in Adansi Gold Company (GH) Ltd. ("Adansi Ghana"), which owns a number of exploration licenses, and finally the Company and Gold Fields each have a 50% interest in the JV entity, Shika Group Finance Limited ("Shika").

As the JV is structured within the legal entities of AGGL, Adansi Ghana and Shika, the JV represents a joint venture as defined under IFRS 11 - Joint Arrangements, and the Company equity accounts for its interest in the JV.

The following table summarizes the change in the carrying amount of the Company's investment in the joint venture:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	54,148	-
Company's share of the JV's net income for the year	31,670	46,517
Impairment reversal on investment in JV	-	7,631
Balance, end of year	85,818	54,148

The Company recognized its 45% interest in the JV's net earnings for the year ended December 31, 2023, which amounted to $31.7 million (year ended December 31, 2022 - $46.5 million).

During the year ended December 31, 2022, the Company reversed a $7.6 million impairment charge previously recorded on its equity investment as a result of the AGM's reinstating its mineral reserves as of December 31, 2022.

Operating and financial results of the AGM JV for the years ended December 31, 2023 and 2022

Summarized financial information for the Company's investment in the JV is outlined in the table below.

All disclosures in this note 10 are on a 100% JV basis, unless otherwise indicated. The JV applies the same material accounting policies as the Company as described in note 4.

Statement of Income for the years ended December 31, 2023 and 2022

		2023	2022
	Note	$	$
Revenue	(i )	256,543	297,136
Production costs	(ii)	(146,805)	(179,849)
Depreciation and depletion		(13,613)	(30,767)
Royalties	(iii)	(14,642)	(14,867)
Income from mine operations		81,483	71,653

Impairment reversal on MPP&E	(iv)	-	63,200
Exploration and evaluation expenditures		(7,434)	(10,536)
General and administrative expenses	(v)	(2,732)	(20,753)
Income from operations		71,317	103,564

Finance expense	(vi)	(5,589)	(6,471)
Finance income	(vi)	4,602	801
Foreign exchange (loss) gain		(390)	5,329
Net income for the year		69,940	103,223

Company's share of net income of the JV for the year		31,670	46,517

The assets and liabilities of the AGM JV, on a 100% basis, as at December 31, 2023 and 2022 were as follows:

		December 31, 2023	December 31, 2022

	Note	$	$
Assets
Current assets
Cash and cash equivalents	(xiv)	138,655	91,271
Receivables		5,930	2,771
Inventories	(vii)	38,094	54,003
Prepaid expenses and deposits		2,617	2,907
VAT receivable		7,558	6,235
		192,854	157,187
Non‐current assets	(viii),(ix)	250,040	180,640
Total assets		442,894	337,827

Liabilities

Current liabilities
Accounts payable and accrued liabilities		42,640	30,811
Lease liabilities	(x)	4,485	778
		47,125	31,589
Non‐current liabilities
Lease liabilities	(x)	14,840	113
Asset retirement provisions	(xi)	63,012	58,148
		77,852	58,261
Total liabilities		124,977	89,850
Equity	(xiii)	317,917	247,977
Total liabilities and equity		442,894	337,827

The Company has provided the following incremental disclosures for stakeholders to evaluate the financial performance and financial condition of the AGM. All amounts in the following tables and descriptions are on a 100% basis.

(i) Revenue

AGGL has an offtake agreement (the "Offtake Agreement") with a special purpose vehicle of Red Kite Opportunities Master Fund Limited ("Red Kite") under which the AGM will sell 100% of future gold production from the AGM up to a maximum of 2.2 million ounces. The gold sale price will be a spot price selected by Red Kite during a nine‐day quotational period following shipment of gold from the mine.

During the year ended December 31, 2023, the AGM sold a portion of its production to the Bank of Ghana under the country's gold buying program. As agreed with Red Kite, gold ounces sold to the Bank of Ghana were considered delivered under the Offtake Agreement, and in consideration the AGM paid to Red Kite a "make whole" payment which was calculated in a similar manner to a nine‐day quotational period. The "make whole" payments made to Red Kite were recognized as a reduction of revenues.

During the year ended December 31, 2023, the AGM sold 134,163 ounces of gold to Red Kite under the Offtake Agreement (year ended December 31, 2022 - 167,849 ounces). As of December 31, 2023, the AGM has delivered 1,601,268 gold ounces to Red Kite under the Offtake Agreement.

Included in revenue of the AGM is $0.6 million relating to by-product silver sales for the year ended December 31, 2023 (year ended December 31, 2022 - $0.6 million).

(ii) Production costs

The following is a summary of production costs by nature for the AGM, on a 100% basis, for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Raw materials and consumables	(58,463)	(57,265)
Salaries and employee benefits	(22,010)	(27,649)
Contractors	(37,369)	(56,133)
Change in stockpile, gold‐in‐process and gold dore inventories	(8,173)	(20,867)
Insurance, government fees, permits and other	(20,790)	(17,935)
Total production costs	(146,805)	(179,849)

During the year ended December 31, 2023, the AGM recognized a $0.7 million reversal of previously recorded net realizable value adjustments on its stockpile inventory, of which $0.5 million was credited against production costs and $0.2 million was credited against depreciation expense. The gold price assumption applied in the net realizable value calculation was $2,090 per ounce, and management estimated future costs of processing the stockpiles based upon historical and projected information.

During the year ended December 31, 2022, the AGM recognized a $15.3 million reversal of previously recorded net realizable value adjustments on its stockpile inventory, of which $11.0 million was credited against production costs and $4.3 million was credited against depreciation expense. The gold price assumption applied in the net realizable value calculation was $1,850 per ounce, and management estimated future costs of processing the stockpiles based upon historical and projected information.

(iii) Royalties

All of the AGM's concessions are subject to a 5% gross revenue royalty payable to the Government of Ghana. The AGM's Akwasiso mining concession is also subject to an additional 2% net smelter return royalty payable to the previous owner of the mineral tenement, and the AGM's Esaase mining concession is also subject to an additional 0.5% net smelter return royalty payable to the Bonte Liquidation Committee.

On April 3, 2023, the Government of Ghana imposed a special levy, the Growth and Sustainability Levy ("GSL"), on all companies operating in Ghana with an effective date of May 1, 2023. The purpose of the GSL is to support growth and fiscal sustainability of the Ghanaian economy. For mining companies in Ghana, the GSL is levied at a rate of 1% of gold revenues for the fiscal years 2023 to 2025. The JV has presented the 1% GSL as royalties expense in profit and loss.

(iv) Impairment reversal on MPP&E

During the year ended December 31, 2022, the AGM recorded an impairment reversal on MPP&E of $63.2 million resulting from an improved outlook and new life of mine plan for the AGM.

(v) Severance expense

During the year ended December 31, 2022, the JV completed a process of right‐sizing its workforce and recognized an $18.0 million severance expense associated with restructuring its labour force, which was recorded within general and administrative expenses.

(vi) Finance expense and income

The following is a summary of finance expense incurred by the JV for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Accretion charges on asset retirement provisions (note xi)	(2,394)	(2,527)
Interest on lease liabilities (note x)	(1,601)	(207)
Unrealized loss on gold hedging instruments	(970)	-
Interest and fees associated with revolving credit facility	(164)	(400)
Withholding taxes	(270)	(3,134)
Other	(190)	(203)
Total finance expense	(5,589)	(6,471)

For the year ended December 31, 2023, finance income of $4.6 million related primarily to interest earned on cash balances and short-term investments (year ended December 31, 2022 - $0.8 million of finance income related primarily to interest earned on cash balances).

(vii) Inventories

The following is a summary of inventories held by the AGM, on a 100% basis, as at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Gold dore on hand	5,095	3,592
Gold‐in‐process	1,516	937
Ore stockpiles	10,274	23,802
Materials and spare parts	21,209	25,672
Total current inventories	38,094	54,003

During the year ended December 31, 2023, the JV recognized a $4.4 million provision against supplies inventory which was recorded in production costs (year ended December 31, 2022 - nil). Additionally, during the year ended December 31, 2023, the JV reclassified $2.6 million of insurance and capital spares to mineral properties, plant and equipment (year ended December 31, 2022 - nil).

      (viii) Reclamation deposit

The AGM is required to provide security to the Environmental Protection Agency of Ghana ("EPA") for the performance by the AGM of its reclamation obligations in respect of its mining leases.

The AGM deposits a reclamation deposit in a Ghanaian bank and the reclamation deposit is required to be held until receiving a final reclamation completion certificate from the EPA. The AGM is expected to be released from this requirement 45 days following the third anniversary of the date that the AGM receives a final completion certificate. The reclamation deposit accrues interest and is $5.3 million as of December 31, 2023 (December 31, 2022 - $5.0 million). Additionally, bank guarantees of $16.4 million have been provided to the EPA, 50% of which is provided by the Company (see note 13).

(ix) Mineral properties, plant and equipment

Additions to mineral properties, plant and equipment

During the year ended December 31, 2023, the AGM capitalized $55.3 million in expenditures related to MPP&E, excluding asset retirement costs (year ended December 31, 2022 - additions of $17.1 million). Additionally, during the year ended December 31, 2023, the JV also capitalized $18.8 million in right-of-use assets associated with a mining services contract.

The AGM did not incur any deferred stripping costs during the years ended December 31, 2023 or 2022.

(x) Lease liabilities

The following table shows the movement in the lease liabilities of the AGM for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of period	891	10,492
Recognition of leases entered into during the period	18,765	5,537
Lease payments	(1,932)	(15,345)
Interest expense (note vi)	1,601	207
Total lease liabilities, end of period	19,325	891

Less: current portion of lease liabilities	(4,485)	(778)
Total non-current portion of lease liabilities	14,840	113

(xi) Asset retirement provisions

The following table shows the movement in the asset retirement provisions of the AGM for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	58,148	81,028
Accretion expense	2,394	2,527
Change in estimate	2,736	(25,331)
Reclamation undertaken during the year	(266)	(76)
Total asset retirement provisions, end of year	63,012	58,148

The asset retirement provisions consist of reclamation and closure costs for the JV's Ghanaian mining properties. Reclamation and closure activities include land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs.

As at December 31, 2023, the AGM's reclamation cost estimates were discounted using a long‐term risk‐free discount rate of 3.9% (December 31, 2022 - 3.9%).

(xii) Legal provision

A services provider of the AGM filed a dispute with an arbitration tribunal alleging the AGM breached the terms of a services agreement and claimed approximately $25 million in damages. The arbitrator ruled in favour of the AGM that there had not been a breach of any terms of the contract, yet made an award to the counterparty of approximately $13 million plus interest for services rendered. The AGM, consistent with the arbitration ruling, maintains the view that there was no breach of contract and all contractual amounts were paid as due. The AGM therefore is undertaking an appeals process in the Court of Appeal in Ghana. A provision of $7.0 million has been recorded as of December 31, 2023 (December 31, 2022 - $2.0 million), as management's best estimate to settle the claim. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes the estimated provision is reasonable based on the information currently available.

     (xiii) Preferred shares

There was no change in the JV partners' preferred share investments in the JV for the years ended December 31, 2023 and 2022. As of December 31, 2023, the JV partners in combination continue to own 264.9 million preferred shares.

    (xiv) Cash flows

The cash flows of the AGM, on a 100% basis, were as follows for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
	$	$
Cash provided by (used in):
Operating activities	100,720	75,479
Investing activities	(50,706)	(16,452)
Financing activities	(2,209)	(15,590)
Impact of foreign exchange on cash and cash equivalents	(421)	(1,377)
Increase in cash and cash equivalents during the year	47,384	42,060
Cash and cash equivalents, beginning of year	91,271	49,211
Cash and cash equivalents, end of year	138,655	91,271